COMMITMENTS (Detail Textuals 5)	1 Months Ended	6 Months Ended		0 Months Ended		1 Months Ended		6 Months Ended		0 Months Ended		1 Months Ended		6 Months Ended
	May 31, 2011 New Investors Investor	Jun. 30, 2013 Omagine LLC Shareholder Agreement OMAG Final Equity Investment USD ($)	Jun. 30, 2013 Omagine LLC Shareholder Agreement OMAG Final Equity Investment OMR	Jun. 09, 2011 Omagine LLC Shareholder Agreement New Investors USD ($)	Jun. 09, 2011 Omagine LLC Shareholder Agreement New Investors OMR	May 31, 2011 Omagine LLC Shareholder Agreement New Investors USD ($)	May 31, 2011 Omagine LLC Shareholder Agreement New Investors OMR	Jun. 30, 2013 Omagine LLC Shareholder Agreement New Investors USD ($)	Jun. 30, 2013 Omagine LLC Shareholder Agreement New Investors OMR	Jun. 09, 2011 Omagine LLC Shareholder Agreement Omagine LLC USD ($)	Jun. 09, 2011 Omagine LLC Shareholder Agreement Omagine LLC OMR	May 31, 2011 Omagine LLC Shareholder Agreement Omagine LLC USD ($)	May 31, 2011 Omagine LLC Shareholder Agreement Omagine LLC OMR	Jun. 30, 2013 Omagine LLC Shareholder Agreement Omagine LLC USD ($)	Jun. 30, 2013 Omagine LLC Shareholder Agreement Omagine LLC OMR
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Capital contributions		$ 90,000	234,000			$ 156,000	60,000	$ 156,000	60,000			$ 19,500	7,500	$ 52,000	20,000
Additional cash capital contributions		546,000	210,000	69,233,125	26,628,125			69,233,125	26,628,125	546,000	210,000,000		210,000	182,000	70,000
Percentage of share ownership												40.00%	40.00%	40.00%	40.00%
Cash advances to Omagine LLC		$ 31,200	12,000
Number of investor	3